Earnings per share (Tables)	9 Months Ended
Sep. 30, 2022
Earnings per share [abstract]
Earnings per share

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	£	£	£	£
Basic and Diluted loss for the period	(35,476,000)	(5,082,000)	(79,644,000)	(29,147,000)

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	Number	Number	Number	Number
Weighted average number of ordinary shares	122,674,016	25,766,100	121,851,437	27,614,700

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	£	£	£	£
Basic and diluted earnings per share	(0.29)	(0.20)	(0.65)	(1.06)